Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties	The Group had the following balances with related parties:
	As of December 31,
	2024	2025
	RMB	RMB	USD

Amounts due from related parties	3,436	3,357	480
Amounts due to related parties	13,079	3,511	502